RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
Disclosure of transactions between related parties
The amounts of the transactions with related parties recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2017			2016			2015
	Net revenues	Costs(1)	Net financial expenses/(income)	Net revenues	Costs(1)	Net financial expenses/(income)	Net revenues	Costs(1)	Net financial expenses/(income)
	(€ thousand)
FCA Group companies
Maserati	315,407	4,698	—	241,478	1,933	—	184,444	2,250	67
FCA US LLC	6	44,882	—	—	37,612	—	1,253	23,562	—
Magneti Marelli	1,866	36,670	—	1,735	29,663	—	1,397	29,746	—
Other FCA Group companies	6,754	7,007	(1,191)	5,472	9,163	(471)	7,412	42,768	(11,601)
Total FCA Group companies	324,033	93,257	(1,191)	248,685	78,371	(471)	194,506	98,326	(11,534)

Exor Group companies (excluding the FCA Group)	283	492	—	192	173	—	277	338	—

Other related parties
COXA S.p.A.	48	6,141	—	121	7,096	—	174	7,561	—
HPE S.r.l.	—	7,525	—	—	6,447	—	11	5,518	—
Other related parties	2,111	—	—	1,950	24	—	1,024	6	—
Total other related parties	2,159	13,666	—	2,071	13,567	—	1,209	13,085	—
Total transactions with related parties	326,475	107,415	(1,191)	250,948	92,111	(471)	195,992	111,749	(11,534)
Total for the Group	3,416,890	1,986,792	29,260	3,105,084	1,899,433	27,729	2,854,369	1,848,467	10,151
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(1)    Costs include cost of sales, selling, general and administrative costs and other expenses/(income).
Non-financial assets and liabilities originating from related party transactions are as follows:

	At December 31,
	2017				2016
	Trade receivables	Trade payables	Other current assets(1)	Other liabilities(2)	Trade receivables	Trade payables	Other current assets(1)	Other liabilities(2)
	(€ thousand)
FCA Group companies
Maserati	71,560	3,028	—	37,496	73,532	4,462	—	32,379
FCA US LLC	129	6,848	—	—	166	12,529	—	—
Magneti Marelli	899	8,103	—	—	1,739	6,702	—	—
Other FCA Group companies	2,657	4,646	2,097	27	257	3,291	1,439	12
Total FCA Group companies	75,245	22,625	2,097	37,523	75,694	26,984	1,439	32,391

Exor Group companies (excluding the FCA Group)	345	202	—	—	235	41	—	—

Other related parties
COXA S.p.A.	3	1,142	—	—	16	1,194	—	—
HPE S.r.l.	—	1,150	—	—	—	1,162	—	—
Other related parties	268	—	—	—	554	68	—	4
Total other related parties	271	2,292	—	—	570	2,424	—	4
Total transactions with related parties	75,861	25,119	2,097	37,523	76,499	29,449	1,439	32,395
Total for the Group	239,410	607,505	51,566	649,510	243,977	614,888	55,041	697,870
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(1)    Other current assets include other current assets and current tax receivables.
(2)    Other liabilities include other liabilities and current tax payables.

Financial assets and liabilities originating from related party transactions are as follows:

	2017			2016
	Receivables from financing activities	Current financial assets	Debt	Receivables from financing activities	Current financial assets	Debt

FCA Global Finance		—	—	—	861	—
Total transactions with related parties	—	—	—	—	861	—
Total for the Group	732,947	15,683	1,806,181	790,377	16,276	1,848,041

Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities
The fees of the Directors and Statutory Auditors of Ferrari N.V. (and for 2015 also Ferrari S.p.A.) for carrying out their respective functions, including those in other consolidated companies, are as follows:

	For the years ended December 31,
	2017	2016	2015
	(€ thousand)
Directors of Ferrari N.V.	17,767	8,617	243
Directors of Ferrari S.p.A.	—	—	2,904
Statutory auditors	112	105	105
Total emoluments	17,879	8,722	3,252